Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Revenue And Other Operating Income [Abstract]
Revenues from energy sales	$ 327,408	$ 620,633
Revenues from other operating income services	$ 67	$ 87,603	$ 80,037